Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Customer prepayments	$ 243,000		$ 279,400
Defense costs (in Dollars)		$ 50
Interest penalties	243,757		$ 270,350	$ 221,756
Research and experimental development	$ 11,600
Outstanding amount percentage	50.00%	50.00%
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest penalties	$ 93,500